Basis of Presentation and Going Concern	12 Months Ended
Dec. 31, 2023
Basis of Presentation and Going Concern [Abstract]
BASIS OF PRESENTATION AND GOING CONCERN

2 — BASIS OF PRESENTATION AND GOING CONCERN

2.1 Basis of presentation

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and include the accounts of Marti Technologies, Inc (formerly Galata), as ultimate parent, Marti Technologies I Inc. (formerly Marti Technologies Inc.) and its wholly-owned subsidiary Marti Ileri.

All inter-company balances and transactions have been eliminated. The Group uses the U.S dollar (“US$”) as its functional currency. The consolidated financial statements have been presented in US$.

Hyperinflationary accounting

Marti İleri Teknoloji A.Ş. used Turkish Lira (“TL”) as its functional currency until the end of February 2022. Since the cumulative three-year inflation rate rose to above 100% at the end of February 2022, based on the Turkish nation-wide consumer price indices announced by Turkish Statistical Institute (“TSI”) Turkiye is considered a hyperinflationary economy under FASB ASC Topic 830, Foreign Currency Matters starting from March 1, 2022.

Consequently, Marti Ileri Teknoloji A.Ş. remeasured its financial statements prospectively into its new functional currency — US$ which is a non-highly inflationary currency, in accordance with ASC 830 Foreign Currency Matters, at the application date (March 1, 2022). As of the application date, the opening balances of non-monetary items were remeasured in US dollars. Subsequently, non-monetary items are accounted for as if they had always been assets and liabilities in US$. Monetary items are treated in the same manner as any other foreign currency monetary items. Subsequently, monetary items are remeasured into US$ using exchange rates as at balance sheet date. Differences arising from the remeasurement of monetary items are recognized in profit or loss.

2.2 Going concern

The Group has experienced recurring operating losses from operating activities since its inception and a deficit on its stockholders’ equity. To date, these operating losses have been funded primarily by stockholders. The Group had, and continues to have, an ongoing need to raise additional cash from outside sources to fund its expansion plans and related operations.

These consolidated financial statements have been prepared in accordance with the going concern principle. The Group management has assessed the going concern assumptions of the Group during the preparation of these consolidated financial statements. The Group had net losses of US$33,814,719, accumulated losses of US$73,545,935 at December 31, 2023 and the Group has used US$14,865,777 cash for its operations during the same period and the Group borrowed US$1,000,000 in February 2023, US$1,000,000 in March 2023, US$2,300,000 in April 2023 and US$35,500,000 in July 2023 from institutional investors using convertible notes.

On May 4, 2023, Galata and Callaway entered into a convertible note subscription agreement (the “Callaway Subscription Agreement”). Callaway is an affiliate of a director of Galata and the Callaway Subscription Agreement was unanimously approved by the Galata board of directors. Pursuant to the terms of the Callaway Subscription Agreement, Callaway or its designee has the option (the “Option”) (but not the obligation) to subscribe for Convertible Notes in an aggregate principal amount up to US$40,000,000 during the period beginning on the Closing Date and ending on the one-year anniversary of the Closing Date (the “Subscription End Date”). On January 10, 2024, Marti and Callaway entered into an amendment agreement to the Callaway Subscription Agreement (the “Amendment Agreement”), pursuant to which, the Subscription End Date shall be, initially, the date that is fifteen (15) months after the Closing Date and shall be automatically extended by three (3) months for each issuance of US$5,000,000 of the aggregate principal amount of the Convertible Notes subscribed by Callaway following the date thereof.

Callaway Commitment Letter

On March 22, 2024, Callaway provided a commitment letter to the Company (the “Commitment Letter”) in order to evidence its commitment to (i) subscribe for the convertibles notes in an aggregate principal amount of US$15,000,000 with the relevant closing date occurring on or before the one-year anniversary of March 22, 2024 and (ii) timely deliver the relevant purchase price as described in the Callaway Subscription Agreement.

MSTV Subscription Agreement

On March 22, 2024, Marti and 405 MSTV I, L.P. (an existing PIPE Investor “MSTV”) entered into a convertible note subscription agreement (the “Additional Subscription Agreement”). Pursuant to the terms of the Additional Subscription Agreement, MSTV subscribed for Convertible Notes in an aggregate principal amount of US$7,500,000 (the “MSTV Subscription”). The MSTV Subscription was deemed as a partial exercise of Callaway’s Option.

The Management believes there are no events or conditions that give rise to doubt about the ability of the Group to continue as a going concern for twelve months after the release of the consolidated financial statements. The assessment includes knowledge of the Group’s subsequent financial position, the estimated economic outlook and identified risks and uncertainties in relation thereto. Furthermore, the review of the strategic plan and budget, including expected developments in liquidity were considered. In addition, the Group management prepared alternative scenarios to assess the ability of the Group to continue its operations in case no additional funding is obtained except for Callaway’s available loan commitment and MSTV Subscription agreement.

Management of the Company has concluded that adequate resources and liquidity are available to meet the cash flow requirements for the next twelve months after the release of these consolidated financial statements, and it is reasonable to apply the going concern basis as the underlying assumption for the consolidated financial statements.

2.3 Comparative financial information

To determine the financial status and performance trends, the consolidated financial statements of the Group have been prepared in comparison with the consolidated financial statements of previous periods, except the share capital, APIC and share premium for periods prior to the reverse recapitalization have been retrospectively adjusted using the exchange ratio for the equivalent number of shares outstanding immediately after the Closing to effect the reverse recapitalization (the “Exchange Ratio”).